CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of commitments and contingencies [Abstract]
Disclosure of reserves within equity
Shareholders' equity under Luxembourg law and regulations comprises the following captions:

As of December 31, 2017

Share capital	2,004,743
Legal reserve	200,474
Non distributable reserves	1,414,122
Reserve for own shares	59,600
Accumulated profit at January 1, 2017	3,135,868
Loss for the year	(32,012)

Total shareholders' equity under Luxembourg GAAP	6,782,795